Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements for continuing operations with intercompany balances and transactions eliminated between the VIEs and their subsidiaries:

	December 31, 2024	December 31, 2023	December 31, 2022
Total current assets	$173,521,855	$186,180,819	$138,221,303
Total assets	$176,420,626	$190,452,203	$150,451,534
Total current liabilities	$53,729,430	$84,230,663	$64,325,004
Total liabilities	$54,547,559	$85,991,758	$67,371,528

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Revenue generated from services	$85,889,060	$106,659,899	$101,751,348
Revenue generated from sales	195,180,332	185,461,514	117,275,333
Total revenue	$281,069,392	$292,121,413	$219,026,681
Net income from continuing operations	$15,891,718	$23,634,372	$18,180,563

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Net cash (used in) provided by operating activities	$(44,837,143)	$31,958,893	$(16,212,682)
Net cash provided by investing activities	$7,531,797	$3,394,659	$17,767,612
Net cash (used in) provided by financing activities	$4,794,513	$141,225	$(287,123)

Schedule of Disaggregation of Revenue	The following table illustrates the disaggregation of revenue in 2024, 2023, and 2022 under ASC 606:
	For the year ended December 31,
	2024	2023	2022
Revenue generated from services:
Small and Medium Enterprise financing solutions	$84,320,613	$101,823,899	$87,269,959
Supply Chain financing solutions	5,712,543	6,153,645	3,542,592
Total revenue generated from services	90,033,156	107,977,544	90,812,551
Revenue generated from sales:
Supply chain trading business	250,186,390	278,693,355	143,361,714
Total	$340,219,546	$386,670,899	$234,174,265

Schedule of Revenue from Financial Services Disaggregated by Nature	The following tables show the revenue from financial services disaggregated by nature for the year ended December 31, 2024, 2023 and 2022:
	For the year ended December 31,
	2024	2023	2022
One-time commission fees	$90,033,156	$107,977,544	$90,812,551

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

As of December 31, 2024, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$2,856,762	$-	$2,856,762	$-
Total	$2,856,762	$-	$2,856,762	$-

As of December 31, 2023, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$12,788,629	$-	$12,788,629	$-
Total	$12,788,629	$-	$12,788,629	$-

Schedule of Property and Equipment, Net

Property and equipment are recorded at cost. Depreciation and amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Schedule of Intangible Assets, Net	Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Software	3-5 years
Technology	5-10 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2024	December 31, 2023	December 31, 2022

Balance sheet items, except for equity accounts	US$1=RMB 7.2993	US$1=RMB 7.0999	US$1=RMB 6.8972
Items in the statements of operations and cash flows	US$1=RMB 7.1957	US$1=RMB 7.0809	US$1=RMB 6.7290
Balance sheet items, except for equity accounts	US$1=HKD 7.7677	US$1=HKD 7.8109	US$1=HKD 7.8015
Items in the statements of operations and cash flows	US$1=HKD 7.8030	US$1=HKD 7.8292	US$1=HKD 7.8306